Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 3,508,859	$ 4,127,947	$ 4,157,614
Charged to (Reduce from) expenses	(180,039)	(16,491)	1,064,477
Charges taken against allowance	(201,472)	(602,597)	(1,094,144)
Balance at end of the year	$ 3,127,348	$ 3,508,859	$ 4,127,947